U.S. Bancorp (Parent Company)	12 Months Ended
Dec. 31, 2011
U.S. Bancorp (Parent Company) [Abstract]
U.S. Bancorp (Parent Company)
NOTE 23	U.S. Bancorp (Parent Company)

Condensed Balance Sheet

At December 31 (Dollars in Millions)	2011	2010
Assets
Due from banks, principally interest-bearing	$4,728	$6,722
Available-for-sale securities	1,166	1,454
Investments in bank subsidiaries	33,179	29,452
Investments in nonbank subsidiaries	1,321	1,239
Advances to bank subsidiaries	6,094	1,500
Advances to nonbank subsidiaries	1,190	1,171
Other assets	1,481	1,429
Total assets	$49,159	$42,967
Liabilities and Shareholders’ Equity
Short-term funds borrowed	$29	$60
Long-term debt	14,593	13,037
Other liabilities	559	351
Shareholders’ equity	33,978	29,519
Total liabilities and shareholders’ equity	$49,159	$42,967

Condensed Statement of Income

Year Ended December 31 (Dollars in Millions)	2011	2010	2009
Income
Dividends from bank subsidiaries	$1,500	$—	$625
Dividends from nonbank subsidiaries	7	3	94
Interest from subsidiaries	101	109	82
Other income	134	105	(299)
Total income	1,742	217	502
Expense
Interest on short-term funds borrowed	1	1	3
Interest on long-term debt	424	366	332
Other expense	79	80	44
Total expense	504	447	379
Income before income taxes and equity in undistributed income of subsidiaries	1,238	(230)	123
Applicable income taxes	(83)	(70)	(197)
Income of parent company	1,321	(160)	320
Equity in undistributed income of subsidiaries	3,551	3,477	1,885
Net income attributable to U.S. Bancorp	$4,872	$3,317	$2,205

Condensed Statement of Cash Flows

Year Ended December 31 (Dollars in Millions)	2011	2010	2009
Operating Activities
Net income attributable to U.S. Bancorp	$4,872	$3,317	$2,205
Adjustments to reconcile net income to net cash provided by operating activities
Equity in undistributed income of subsidiaries	(3,551)	(3,477)	(1,885)
Other, net	12	130	703
Net cash provided by (used in) operating activities	1,333	(30)	1,023
Investing Activities
Proceeds from sales and maturities of investment securities	297	298	395
Purchases of investment securities	(36)	(63)	(52)
Investments in subsidiaries	–	(1,750)	(186)
Equity distributions from subsidiaries	77	58	58
Net increase in short-term advances to subsidiaries	(4,613)	(253)	(173)
Long-term advances to subsidiaries	–	(300)	(800)
Principal collected on long-term advances to subsidiaries	–	300	–
Other, net	(3)	33	(29)
Net cash used in investing activities	(4,278)	(1,677)	(787)
Financing Activities
Net decrease in short-term borrowings	(31)	(782)	(392)
Proceeds from issuance of long-term debt	2,426	4,250	5,031
Principal payments or redemption of long-term debt	(851)	(5,250)	(1,054)
Fees paid on exchange of income trust securities for perpetual preferred stock	–	(4)	–
Proceeds from issuance of preferred stock	676	–	–
Proceeds from issuance of common stock	180	119	2,703
Redemption of preferred stock	–	–	(6,599)
Repurchase of common stock	(514)	–	–
Repurchase of common stock warrant	–	–	(139)
Cash dividends paid on preferred stock	(118)	(89)	(275)
Cash dividends paid on common stock	(817)	(383)	(1,025)
Net cash provided by (used in) financing activities	951	(2,139)	(1,750)
Change in cash and due from banks	(1,994)	(3,846)	(1,514)
Cash and due from banks at beginning of year	6,722	10,568	12,082
Cash and due from banks at end of year	$4,728	$6,722	$10,568

Transfer of funds (dividends, loans or advances) from bank subsidiaries to the Company is restricted. Federal law requires loans to the Company or its affiliates to be secured and generally limits loans to the Company or an individual affiliate to 10 percent of each bank’s unimpaired capital and surplus. In the aggregate, loans to the Company and all affiliates cannot exceed 20 percent of each bank’s unimpaired capital and surplus.

Dividend payments to the Company by its subsidiary banks are subject to regulatory review and statutory limitations and, in some instances, regulatory approval. The approval of the Office of the Comptroller of the Currency is required if total dividends by a national bank in any calendar year exceed the bank’s net income for that year combined with its retained net income for the preceding two calendar years, or if the bank’s retained earnings are less than zero. Furthermore, dividends are restricted by the Comptroller of the Currency’s minimum capital constraints for all national banks. Within these guidelines, all bank subsidiaries have the ability to pay dividends without prior regulatory approval. The amount of dividends available to the parent company from the bank subsidiaries at December 31, 2011, was approximately $6.6 billion.